Earnings per share - Computations of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net income for the computation of basic and diluted EPS	$ 725,720	$ 1,259,209	$ 1,543,849	$ 1,902,069
Weighted average ordinary shares outstanding - basic (in shares)	156,060,929	173,960,277	158,831,674	176,725,697
Basic EPS (in USD per share)	$ 4.65	$ 7.24	$ 9.72	$ 10.76
Weighted average ordinary shares outstanding - diluted (in shares)	157,962,558	177,541,220	161,430,610	181,062,000
Diluted EPS (in USD per share)	$ 4.59	$ 7.09	$ 9.56	$ 10.51